Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segment Information [Abstract]
Schedule of Revenue	Revenue from external customers
	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Chinese mainland	221,984	302,235	574,120	82,098
Switzerland	-	678,415	-	-

Total revenue	221,984	980,650	574,120	82,098

Schedule of Non-Current Assets	Non-current assets
	As at December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Chinese mainland	1,088,733	1,090,914	978,233	139,885
United States	2,665	4,474	4,489	642
Others	24	444	35	5

Total non-current assets	1,091,422	1,095,832	982,757	140,532

Schedule of Revenue from Customers

Revenue from customers amounting to over 10% of the total revenue of the Group in the reporting period is as follows:

	For the years ended December 31,
	2023		2024		2025		2025
	RMB		RMB		RMB		US$

Customer A	107,323		229,895		436,644		62,439
Customer B	N/A	*	678,415		N/A	*	N/A	*
Customer C	35,021		N/A	*	N/A	*	N/A	*
Customer D	30,623		N/A	*	N/A	*	N/A	*

	172,967		908,310		436,644		62,439

*	These customers generated less than 10% of the total revenue of the Group during the years ended December 31, 2023, 2024 and 2025.